Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 5,681,727	$ 3,493,213			$ 1,720,979
Restricted cash	219,733
Accounts receivable, net	543,870	325,267
Intangible assets – digital assets, current portion	32,064	2,695
Due from related parties, net					77,146
Prepaid expenses and other current assets	42,325	57,693			7,445
Total Current Assets	6,519,719	3,878,868			1,805,570
NON-CURRENT ASSETS
Fixed assets, net of depreciation	359,106	356,447
Intangible assets, net of amortization	3,333,284
Intangible assets – digital assets, net of current portion	406,040
Goodwill	10,512,346	6,531,346
Total non-current assets	14,610,776	6,887,793
TOTAL ASSETS	21,130,495	10,766,661			1,805,570
Current Liabilities:
Accounts payable and accrued expenses	2,275,264	1,460,266			20,392
Deferred revenue					43,243
Unfunded liability – digital assets	219,733
Obligation to issue common shares	26,831	676,408
Due to seller	327,412	327,412
Contingent consideration	4,526,520
Current portion of note payable - bank	4,152
Current portion of notes payable	502,549	501,828			40,000
Notes payable – related parties	10,996,921	10,986,250
Convertible notes payable – related parties	7,500,000	7,500,000
Current portion of convertible notes payable, net of discount	4,236,722	3,392,123			141,103
Total Current Liabilities	30,616,104	24,844,287			244,738
LONG-TERM LIABILITIES
Note payable – bank, net of current portion	10,153
Notes payable, net of current portion	147,451	148,172
Notes payable – related parties, net of current portion	4,500,000
Convertible notes payable, net of discount and net of current portion		2,232,702
Total non-current liabilities	4,657,604	2,380,874
Total Liabilities	35,273,708	27,225,161			244,738
Commitments and contingency
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock value	13,170	10,230			9,742
Accumulated other comprehensive income (loss)	3,042
Additional paid in capital	48,956,654	34,182,004			2,545,825
Accumulated deficit	(63,116,154)	(50,650,809)			(994,805)
Total Stockholders’ Equity (Deficit)	(14,143,213)	(16,458,500)		396,855	1,560,832	$ (76,042)
MEMBERS’ EQUITY
Total Members’ Equity
TOTAL LIABILITIES AND MEMBERS’ EQUITY	21,130,495	10,766,661			1,805,570
Tickeri Inc [Member]
Current Assets:
Cash				36,657	43,519
Accounts receivable, net				13,113	16,320
Prepaid expenses and other current assets				106	214
Total Current Assets				49,876	60,053
NON-CURRENT ASSETS
TOTAL ASSETS				49,876	60,053
Current Liabilities:
Accounts payable and accrued expenses				49,822	36,992
Current portion of notes payable				192,123	192,123
Total Current Liabilities				241,945	229,115
LONG-TERM LIABILITIES
Notes payable, net of current portion
Total Liabilities				241,945	229,115
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock value				85	85
Additional paid in capital				25,383	25,383
Accumulated deficit				(217,537)	(194,530)
Total Stockholders’ Equity (Deficit)				(192,069)	(169,062)
MEMBERS’ EQUITY
TOTAL LIABILITIES AND MEMBERS’ EQUITY				$ 49,876	60,053
Monster Creative LLC [Member]
Current Assets:
Cash			3,017		1,169,619	1,231,704
Accounts receivable, net			109,113		196,683	493,890
Prepaid expenses and other current assets					50,445	72,645
Total Current Assets			112,130		1,416,747	1,798,239
NON-CURRENT ASSETS
TOTAL ASSETS			112,130		1,416,747	1,798,239
Current Liabilities:
Accounts payable and accrued expenses			98,754		8,629	26,782
Current portion of notes payable			66,117		66,117
Notes payable – related parties			486,250		979,012	1,426,513
Total Current Liabilities			651,121		1,053,758	1,453,295
LONG-TERM LIABILITIES
Notes payable, net of current portion
Notes payable – related parties, net of current portion
Total Liabilities			651,121		1,053,758	1,453,295
MEMBERS’ EQUITY
Members’ equity			(538,991)		362,989	344,944
Total Members’ Equity			(538,991)		362,989	344,944
TOTAL LIABILITIES AND MEMBERS’ EQUITY			$ 112,130		1,416,747	$ 1,798,239
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value	70	70			70
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value	$ 5	5
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value